Federal Home Loan Bank Advances and Borrowings - Additional Information (Detail) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Pledged under blanket floating liens	$ 471,481,000	$ 409,911,000
Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Outstanding unfunded standby letters of credit	98,345,000
Additional borrowing capacity under its borrowing arrangement with the FHLB	111,032,000
Available lines of credit for overnight borrowings	$ 84,600,000